Income Tax - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 4,039	$ 3,070	$ 793
State	23	0	67
Total current	4,062	3,070	860
Deferred:
Federal	1,236	1,032	(1,384)
State	0	0	0
Total deferred	1,236	1,032	(1,384)
Total income tax expense (benefit)	$ 5,298	$ 4,102	$ (524)